Other assets (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Other Assets
Deferred expenses	[1]	$ 157,439	$ 76,183
Taxes recoverable		245,967	71,865
Advances to suppliers and employees		22,662	23,958
Prepaid expenses		61,744	15,958
Judicial deposits (note 23)		18,864	17,480
Other assets		35,227	27,471
Total		$ 541,903	$ 232,915

[1]	Refers to credit card issuance costs, including printing, packing, and shipping costs, among others. The expenses are amortized based on the card's useful life, adjusted for any cancellations.